Deposits	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Deposits
Deposits

Deposits at December 31, 2015 and 2014 consisted of the following:

	2015	2014
	(Amounts in thousands)
Demand deposits, noninterest-bearing	$52,773	$42,554
Demand deposits, interest-bearing	33,407	28,652
Money market deposits	122,264	107,321
Savings deposits	176,282	194,300
Time deposits of $250,000 or more	33,709	28,916
Other time deposits	225,876	225,875
Brokered time deposits	20,899	20,315
Total deposits	$665,210	$647,933

Scheduled maturities of certificates of deposit at December 31, 2015 are as follows:

Years Ending December 31,	(Amounts in thousands)

2016	$201,997
2017	52,152
2018	16,524
2019	4,244
2020	5,567
Thereafter	—
Total	$280,484

Deposits from related parties totaled approximately $4,980,000 and $4,964,000 at December 31, 2015 and 2014, respectively.